Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

12. Commitments and Contingencies

Operating Leases
The Company has a lease for the rental of office space for its corporate headquarters. The lease covers the rental of up to 2,390 square feet.
The Company executed a lease agreement in January 2013 which expired in June 2013. The Company exercised its option to continue the lease on a month to month basis. The agreement is cancellable by either party with one month notice.
License Agreements
The Company is a licensee under two license agreements that grant the Company the exclusive right to commercialize the technology related to its proprietary drug delivery system. Both license agreements require the Company to pay royalties to the licensor based on revenues related to the licensed technology.
One of the license agreements requires the Company to pay an annual license fee of $12,500 and, beginning January 1, 2012, requires the Company to pay an annual minimum royalty of $100,000 until the Company has a product using the technology approved and available for commercial sale in the United States. This license also requires payments upon the Company’s achievement of certain milestones. Unless terminated pursuant to the license agreement, this license will expire 12 years after the date of the first commercial sale of a product containing the licensed technology. On July 7, 2014, the Company and the Licensor entered into an amendment of the license agreement, whereby the parties agreed to eliminate the past and future minimum royalty provisions and related obligations in exchange for the increase of certain future milestone payments, as well as the issuance of 15,036 shares of our common stock to the licensor. The Company extinguished $240,000, net of the fair value of the stock consideration received, in the year ended December 31, 2014.
Future minimum payments under the license as of March 31, 2015 are $12,500 per year. The payment for 2015 was remitted as of March 31, 2015.
Contingencies
The Company neglected to file its Reports of Foreign Bank and Financial Accounts (“FBAR”) for 2011 and 2012 as required by the Bank Secrecy Act. The Company’s failure to file an FBAR when required may result in civil penalties, criminal penalties or both. The Company could be subject to penalties up to the greater of $100,000 per year or 50% of the amount in the account at the time of the violation. On July 24, 2014, the Company filed the delinquent returns. As of March 31, 2015, the Company has not recorded an accrual related to this contingency as it has not been assessed a penalty and because management believes that the Company did not willfully fail to file FBAR and it has retained records of account, therefore, the Company may not be subject to a significant penalty.

13. Commitments and Contingencies

Operating Leases
The Company has a lease for the rental of office space for its corporate headquarters. The lease covers the rental of up to 2,390 square feet.
The Company executed a lease agreement in January 2013 which expired in June 2013. The Company exercised its option to continue the lease on a month to month basis. The agreement is cancellable by either party with one month notice.
License Agreements
The Company is a licensee under two license agreements that grant the Company the exclusive right to commercialize the technology related to its proprietary drug delivery system. Both license agreements require the Company to pay royalties to the licensor based on revenues related to the licensed technology.
One of the license agreements requires the Company to pay an annual license fee of $12,500 and, beginning January 1, 2012, requires the Company to pay an annual minimum royalty of $100,000 until the Company has a product using the technology approved and available for commercial sale in the United States. This license also requires payments upon the Company’s achievement of certain milestones. Unless terminated pursuant to the license agreement, this license will expire 12 years after the date of the first commercial sale of a product containing the licensed technology. On July 7, 2014, the Company and the Licensor entered into an amendment of the license agreement, whereby the parties agreed to eliminate the past and future minimum royalty provisions and related obligations in exchange for the increase of certain future milestone payments, as well as the issuance of 15,036 shares of our common stock to the licensor. The Company extinguished $240,000, net of the fair value of the stock consideration received, in the year ended December 31, 2014.
Future minimum payments under the license as of December 31, 2014 are $12,500 per year.
Contingencies
The Company neglected to file its Reports of Foreign Bank and Financial Accounts (“FBAR”) for 2011 and 2012 as required by the Bank Secrecy Act. The Company’s failure to file an FBAR when required may result in civil penalties, criminal penalties or both. The Company could be subject to penalties up to the greater of $100,000 per year or 50% of the amount in the account at the time of the violation. On July 24, 2014, the Company filed the delinquent returns. As of December 31, 2014, the Company has not recorded an accrual related to this contingency as it has not been assessed a penalty and because management believes that the Company did not willfully fail to file FBAR and it has retained records of account, therefore, the Company may not be subject to a significant penalty.